Voya Multi-Manager Emerging Markets Equity Fund Average Annual Total Returns			12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex-USA IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.39%	16.95%
MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.57%	17.48%
Class A C I P R and W Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent			37.33%		2.97%	7.57%
Performance Inception Date		Oct. 11, 2011
Class A C I P R and W Shares [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			34.72%		1.37%	6.58%
Class A C I P R and W Shares [Member] | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			22.56%		1.97%	5.98%
Class A C I P R and W Shares [Member] | Class A | MSCI ACWI ex-USA IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		32.39%		7.91%	8.41%
Class A C I P R and W Shares [Member] | Class A | MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.57%		4.20%	8.42%
Class A C I P R and W Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent			43.63%		3.42%	7.56%
Performance Inception Date		Oct. 11, 2011
Class A C I P R and W Shares [Member] | Class C | MSCI ACWI ex-USA IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		32.39%		7.91%	8.41%
Class A C I P R and W Shares [Member] | Class C | MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.57%		4.20%	8.42%
Class A C I P R and W Shares [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent			46.21%		4.57%	8.60%
Performance Inception Date		Oct. 11, 2011
Class A C I P R and W Shares [Member] | Class I | MSCI ACWI ex-USA IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		32.39%		7.91%	8.41%
Class A C I P R and W Shares [Member] | Class I | MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.57%		4.20%	8.42%
Class A C I P R and W Shares [Member] | Class R
Prospectus [Line Items]
Average Annual Return, Percent			45.35%		3.95%	7.95%
Performance Inception Date		Oct. 11, 2011
Class A C I P R and W Shares [Member] | Class R | MSCI ACWI ex-USA IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		32.39%		7.91%	8.41%
Class A C I P R and W Shares [Member] | Class R | MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.57%		4.20%	8.42%
Class A C I P R and W Shares [Member] | Class W
Prospectus [Line Items]
Average Annual Return, Percent			46.05%		4.48%	8.48%
Performance Inception Date		Oct. 11, 2011
Class A C I P R and W Shares [Member] | Class W | MSCI ACWI ex-USA IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		32.39%		7.91%	8.41%
Class A C I P R and W Shares [Member] | Class W | MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.57%		4.20%	8.42%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.